Income Taxes - Tax effects of temporary differences and carryforwards included in the net deferred tax assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Deferred tax assets:
Deferred revenue	$ 93,491	$ 92,699
Net operating loss carryforward	37,464	46,438
Expense accruals	13,427	12,878
Other		35
Total deferred tax assets	144,382	152,050
Valuation allowance	0	0
Deferred tax assets, net of valuation allowance	144,382	152,050
Deferred tax liabilities:
Real estate	(37,308)	(35,962)
Other		(86)
Deferred tax liabilities	(37,308)	(36,048)
Net deferred tax assets	$ 107,074	$ 116,002